Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Oct. 03, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® 1-5 Year Corporate Bond ETF

Schwab® 5-10 Year Corporate Bond ETF

Schwab® Long-Term U.S. Treasury ETF

(each, a fund and collectively, the funds)

Supplement dated December 13, 2019 to each fund’s currently effective Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 13, 2019 the management fees of the funds have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab 1-5 Year Corporate Bond ETF	0.06%	0.05%

Schwab 5-10 Year Corporate Bond ETF	0.06%	0.05%

Schwab Long-Term U.S. Treasury ETF	0.06%	0.05%

Accordingly, the following changes to the Prospectus and SAI are effective December 13, 2019:

1.	Schwab 1-5 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

2.	Schwab 5-10 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

3.    Schwab Long-Term U.S. Treasury ETF

Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

Schwab 1-5 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® 1-5 Year Corporate Bond ETF

(each, a fund and collectively, the funds)

Supplement dated December 13, 2019 to each fund’s currently effective Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 13, 2019 the management fees of the funds have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab 1-5 Year Corporate Bond ETF	0.06%	0.05%

Accordingly, the following changes to the Prospectus and SAI are effective December 13, 2019:

1.	Schwab 1-5 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	$ 16
Schwab 5-10 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® 5-10 Year Corporate Bond ETF

(each, a fund and collectively, the funds)

Supplement dated December 13, 2019 to each fund’s currently effective Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 13, 2019 the management fees of the funds have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab 5-10 Year Corporate Bond ETF	0.06%	0.05%

Accordingly, the following changes to the Prospectus and SAI are effective December 13, 2019:

2.	Schwab 5-10 Year Corporate Bond ETF

Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	$ 16
Schwab Long-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Long-Term U.S. Treasury ETF

(each, a fund and collectively, the funds)

Supplement dated December 13, 2019 to each fund’s currently effective Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 13, 2019 the management fees of the funds have been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab Long-Term U.S. Treasury ETF	0.06%	0.05%

Accordingly, the following changes to the Prospectus and SAI are effective December 13, 2019:

3.    Schwab Long-Term U.S. Treasury ETF

Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses[1]	None

Total annual fund operating expenses[2]	0.05

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years

$5	$16

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	$ 16

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.
[2]	The Information in the table has been restated to reflect current fees and expenses.